Share-based payments - Additional information (Details) € / shares in Units, € in Thousands								6 Months Ended	9 Months Ended
	Aug. 01, 2021 Option	Jul. 01, 2021 Option	Feb. 11, 2021 Option $ / shares	Feb. 11, 2021 Option € / shares	Dec. 01, 2020 Option	Nov. 06, 2020 Option	Aug. 14, 2020	Sep. 30, 2021 Option $ / shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€) item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based based payments expenses | €									€ 11,285	€ 7,399
General and administrative expenses | €									10,547	€ 3,947
Number of options exercised | Option								425,203
Amount of Restricted Stock Units Received | €									100
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted | item										805,520
General and administrative expenses | €										€ 2,551
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right To Exercise Percentage Of Vested Virtual Shares							10.00%
Lock-up period							180 days
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable | Option			55,932	55,932
Average share price | (per share)			$ 114.17	€ 94.15				$ 58,130,000
Chief Scientific Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Option						266,155
General and administrative expenses | €									10,075
Chief Business Officer and Chief Commercial Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Option					266,156
Chief Operating Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Option		20,000
Chief Development Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | Option	30,000
Exercise of options | New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of Restricted Stock Units Received | €									€ 150